Share-based Compensation Plans and Shares Held in Trust - Summary of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation (see Note 21)	$ 537	$ 531	$ 802
Equity-settled
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation (see Note 21)	537	531	422
Cash-settled
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation (see Note 21)	$ 0	$ 0	$ 380